Condensed Consolidated Interim Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Expenses
General and administrative	$ 2,147	$ 2,244
Demonstration Plant operations	1,306	855
Management and directors' fees	531	477
Share-based compensation	1,265	1,420
Separation benefits	0	100
Other	6	6
Foreign exchange (gain) loss	(2,221)	2
Loss from operations	3,034	5,104
Investment loss from Smackover Lithium	(1,502)	(984)
Fair value (loss) gain on financial asset - FID	(836)	741
Fair value gain on Investment in Aqualung	91	2,990
Interest and other income	1,273	250
Interest expense	(4)	(10)
Net loss before income taxes	(4,012)	(2,117)
Deferred income tax benefit	1,274	567
Net loss	(2,738)	(1,550)
Item that may be reclassified subsequently to income or loss:
Currency translation differences of foreign operations	(2,354)	20
Total comprehensive loss	$ (5,092)	$ (1,530)
Weighted average number of common shares outstanding - Basic	241,690,043	192,568,062
Weighted average number of common shares outstanding - Diluted	241,690,043	192,568,062
Basic loss per share (in USD per share)	$ (0.01)	$ (0.01)
Diluted loss per share (in USD per share)	$ (0.01)	$ (0.01)